Liquidity and Going Concern	6 Months Ended
Oct. 31, 2024
Liquidity and Going Concern [Abstract]
Liquidity and going concern

Note 2 – Liquidity and going concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited interim condensed financial statements are issued.

The Company’s accounts have been prepared assuming that the company will continue as a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the unaudited interim condensed financial statements. The Company’s ability to continue as a going concern depends upon aligning its sources of funding (debt and equity) with the expenditure requirements of the Company and repayment of the short-term debt facilities as and when they fall due.

The Company has considered whether there is a substantial doubt about its ability to continue as a going concern. Cash flow from operations and capital contributions and loans from shareholders have been utilized to finance the working capital requirements of the Company. For the six months ended October 31, 2024, the Company had negative cash flow from operating activities of JPY95,451,476 (USD 626,527). The Company’s working capital was JPY221,182,466 (USD 1,451,806) as of October 31, 2024. And the Company had JPY212,493,024 (USD 1,394,769) in cash, which is unrestricted as to withdrawal and use as of October 31, 2024. In view of these circumstances, the management of the Company has given consideration to the future liquidity and performance of the Company and its available sources of finance in assessing whether the Company will have sufficient financial resources to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company considered supplementing its sources of funding through the following:

If necessary, the Company will consider additional financings through the issuance of ordinary shares or debt financings and look into refinancing the Company’s existing debt obligations. However, there can be no assurances that the Company will be successful in securing any debt on terms favorable to the Company, or at all, and it is not possible to predict whether any financing efforts will be successful or if the Company will obtain the necessary financing.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements for the year ended April 30, 2024 and the unaudited interim condensed financial statements for six months ended October 31, 2024 have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.